UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  9/30/06



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     212.319.6354

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            New York, NY   11/15/06

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   52

                                        -------


Form 13F Information Table Value Total:  $122,679
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


3M COMPANY                     COM              88579Y101    22229   298690 SH       SOLE                   298690
ADOBE SYSTEMS                  COM              00724F101     2010    53653 SH       SOLE                    53653
AMERICAN EXPRESS CO COM        COM              025816109     2325    41454 SH       SOLE                    41454
AMERICAN INTL GROUP COM        COM              026874107     1966    29675 SH       SOLE                    29675
AMERIPRISE FINANCIAL INC.      COM              03076C106     2344    49986 SH       SOLE                    49986
AMGEN INC COM                  COM              031162100     2314    32345 SH       SOLE                    32345
APPLE COMPUTER                 COM              037833100     4170    54175 SH       SOLE                    54175
ATS MED INC COM                COM              002083103      118    50000 SH       SOLE                    50000
AUTODESK INC                   COM              052769106     1921    55227 SH       SOLE                    55227
BROADCOM CORP.                 COM              111320107     1164    38350 SH       SOLE                    38350
BURLINGTON NRTHN SANTA COM     COM              12189T104     2045    27850 SH       SOLE                    27850
CASCADE BANCORP                COM              147154108      246     6562 SH       SOLE                     6562
CATERPILLAR INC DEL COM        COM              149123101     2905    44150 SH       SOLE                    44150
CBL & ASSOC PPTYS INC          COM              124830100      386     9200 SH       SOLE                     9200
CHEVRON TEXACO CORP            COM              166764100      370     5698 SH       SOLE                     5698
CHICAGO MERCANTILE EXCHANGE HO COM              167760107     2480     5185 SH       SOLE                     5185
CISCO SYS INC COM              COM              17275R102     5661   246326 SH       SOLE                   246326
CITIGROUP INC COM              COM              172967101     2263    45558 SH       SOLE                    45558
CONOCOPHILLIPS                 COM              20825C104     2037    34225 SH       SOLE                    34225
CVS CORP.                      COM              126650100     1731    53900 SH       SOLE                    53900
EMERSON ELEC CO COM            COM              291011104     2058    24540 SH       SOLE                    24540
EXXON MOBIL CORP.              COM              30231G102     1617    24104 SH       SOLE                    24104
FLUOR CORP.                    COM              343412102     2380    30950 SH       SOLE                    30950
GENENTECH INC                  COM              368710406     2917    35270 SH       SOLE                    35270
GENERAL ELEC CO COM            COM              369604103     3349    94861 SH       SOLE                    94861
GOLDMAN SACHS GROUP INC        COM              38141G104     3967    23451 SH       SOLE                    23451
GOOGLE                         COM              38259P508     1381     3435 SH       SOLE                     3435
JOHNSON & JOHNSON COM          COM              478160104     2255    34729 SH       SOLE                    34729
KEYCORP NEW COM                COM              493267108      449    12000 SH       SOLE                    12000
MCDONALDS CORP COM             COM              580135101     1997    51050 SH       SOLE                    51050
MICROSOFT CORP COM             COM              594918104     5092   186178 SH       SOLE                   186178
MONSANTO CO                    COM              61166w101     2154    45820 SH       SOLE                    45820
MOTOROLA INC COM               COM              620076109     1276    51050 SH       SOLE                    51050
NASDAQ STOCK MARKET INC.       COM              631103108     1389    45945 SH       SOLE                    45945
NORTHSTAR REALTY FIN CORP      COM              66704r100      260    20500 SH       SOLE                    20500
NYSE GROUP INC.                COM              62949W103     1739    23260 SH       SOLE                    23260
OCCIDENTAL PETROLEUM           COM              674599105     2191    45550 SH       SOLE                    45550
PHELPS DODGE                   COM              717265102     1985    23441 SH       SOLE                    23441
PNC BANK CORP.                 COM              693475105      724    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     3711    59876 SH       SOLE                    59876
PROVIDENT ENERGY TRUST         COM              pvx            264    22500 SH       SOLE                    22500
QUALCOMM INC COM               COM              747525103     2252    61951 SH       SOLE                    61951
RESEARCH IN MOTION LTD         COM              760975102     1617    15750 SH       SOLE                    15750
SCHLUMBERGER LTD COM           COM              806857108     3503    56475 SH       SOLE                    56475
SEAGATE TECHNOLOGIES           COM              G7945J104     1519    65775 SH       SOLE                    65775
SLM                            COM              78442P106     1337    25729 SH       SOLE                    25729
ST JUDE MED INC COM            COM              790849103     1601    45375 SH       SOLE                    45375
STARBUCKS CORP                 COM              855244109     2228    65420 SH       SOLE                    65420
TEXAS INSTRUMENTS              COM              882508104     2469    74260 SH       SOLE                    74260
TOYOTA MOTOR CREDIT CORP.      COM              892331307     1794    16475 SH       SOLE                    16475
UMPQUA HOLDINGS CORP           COM              904214103      286    10005 SH       SOLE                    10005
UNITED TECHNOLOGIES CORP       COM              913017109      232     3658 SH       SOLE                     3658